Equity (Details) - Schedule of share capital - shares	Dec. 31, 2020	Dec. 31, 2019
Schedule of share capital [Abstract]
Authorized	25,000,000	25,000,000
Issued	15,862,887	15,862,887
Outstanding	15,294,267	15,294,267